CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 4,621	$ 1,892
Goodwill and intangible assets	51,343	16,270
Financial assets	2,455	0
Deferred tax assets	3,553	1,975
Derivative financial instruments	166	178
Other assets	28	79
Total non-current assets	62,166	20,394
Current assets
Inventories	19,374	19,933
Trade and other receivables	16,065	13,901
Income tax receivable	518	1,516
Cash and cash equivalents	5,167	3,691
Total current assets	41,124	39,041
TOTAL ASSETS	103,290	59,435
Equity attributable to the equity holders of the parent
Share capital	4,190	1,972
Share premium	63,397	46,619
Treasury shares	(24,922)	(24,922)
Accumulated deficit	(79,117)	(48,644)
Translation reserve	(5,461)	(5,706)
Equity component of convertible note	6,709	6,709
Other reserves	23	23
Total equity	(35,181)	(23,949)
Current liabilities
Income tax payable	364	279
Trade and other payables	26,782	12,802
Provisions	2,454	50
Exchangeable notes and other borrowings	210	210
Lease liabilities	2,285	1,694
Total current liabilities	32,095	15,035
Non-current liabilities
Senior secured term loan	72,391	40,109
Derivative financial liability	1,658	526
Convertible Note	15,401	14,542
Contingent consideration	1,813	0
Provisions	75	0
Lease liabilities	10,477	10,872
Deferred tax liabilities	4,561	2,300
Total non-current liabilities	106,376	68,349
TOTAL LIABILITIES	138,471	83,384
TOTAL EQUITY AND LIABILITIES	$ 103,290	$ 59,435